Financial instruments - Summary of Undiscounted Contractual Maturities of Significant Financial Liabilities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	$ 21,450
Sales tax payable	5,955
Operating facility and loans	77,825
Lease obligations on right of use assets	12,436
Other non-current liabilities	1,332
Total	118,998
within 12 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	21,450
Sales tax payable	5,955
Operating facility and loans	19,875
Lease obligations on right of use assets	3,021
Other non-current liabilities	0
Total	50,301
13-24 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Operating facility and loans	22,050
Lease obligations on right of use assets	2,028
Other non-current liabilities	0
Total	24,078
25-36 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Operating facility and loans	18,413
Lease obligations on right of use assets	1,693
Other non-current liabilities	0
Total	20,106
>36 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Operating facility and loans	17,488
Lease obligations on right of use assets	5,694
Other non-current liabilities	1,332
Total	$ 24,513